Goodwill and Intangible Assets - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
2020	$ 1,938	$ 7,755
2021	7,755	7,755
2022	7,755	7,755
2023	7,755	7,755
2024	7,755	7,755
Thereafter	$ 24,760	$ 24,760